Recoverable taxes - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Recoverable Taxes [Abstract]
Opening Balance	R$ 1,452,435	R$ 1,103,807
Increase in Provision for Impairment of Value Added Tax on Sales and Services Credits	(94,008)	(399,838)
Decrease In Provision For Impairment Of Value Added Tax On Sales And Services Credits Due To Recovery Of Credits		51,210
Provision For Impairment Of Value Added Tax On Sales And Services Credits, Write-Off	115,455
Closing Balance	R$ 1,430,988	R$ 1,452,435